Provisions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Provisions
13.	Provisions

Changes in provisions for the year ended December 31, 2017 are as follows:

(In millions of won)
	Litigation and claims		Warranties(*)	Others	Total
Balance of January 1, 2017	~~W~~	—	62,462	1,665	64,127
Additions		43	251,131	170	251,344
Usage and reclassification		—	(211,143)	—	(211,143)

Balance at December 31, 2017	~~W~~	43	102,450	1,835	104,328

Current	~~W~~	43	74,138	1,835	76,016
Non-current	~~W~~	—	28,312	—	28,312

Changes in provisions for the year ended December 31, 2018 are as follows:

(In millions of won)
	Litigations and claims		Warranties(*)	Others	Total
Balance at January 1, 2018	~~W~~	43	102,450	1,835	104,328
Adjustment from adoption of IFRS 15		—	—	9,789	9,789
Additions (reversals)		—	234,928	(2,694)	232,234
Usage		(43)	(215,290)	—	(215,333)

Balance at December 31, 2018	~~W~~	—	122,088	8,930	131,018

Current	~~W~~	—	89,324	8,930	98,254
Non-current	~~W~~	—	32,764	—	32,764

(*)

The provision for warranties covers defective products and is normally applicable for 18 months from the date of purchase. The warranty liability is calculated by using historical and anticipated rates of warranty claims, and costs per claim to satisfy the Group’s warranty obligation.